COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Contingencies

On August 7, 2018, the United States District Court for the District of New Jersey dismissed the Class Action Complaint.  Additionally, subsequent to the year end on August 21, 2018, the Company was served with the Second Amended Complaint in the District of New Jersey.  The Company filed a motion to dismiss the Second Amended Complaint on September 18, 2018.  On January 23, 2019, the United States District Court for the District of New Jersey dismissed the Second Amended Complaint with prejudice.  Plaintiff filed a motion for reconsideration of the dismissal order on February 7, 2019.  On May 14, 2019, the Plaintiff’s motion to reconsider was denied. On June 27, 2019, the plaintiffs filed an appeal with United States Court of Appeals for the Third Circuit.

The Company was also served with a third derivative action, which was filed March 23, 2018, against the Company’s Directors and Chief Executive Officer, President, and Corporate Secretary, and nominally against the Company, in Nevada state court.  Subsequently, this case was removed to federal court.

During the year ended December 31, 2017, the Company learned that a class action complaint (the “Class Action Complaint”) had been filed against the Company, its Chief Executive Officer and its Chief Financial Officer in the United States District Court for the District of New Jersey.  The Class Action Complaint alleges, inter alia, that defendants violated the federal securities laws by, among other things, failing to disclose that the Company was engaged in an unlawful scheme to promote its stock.  The Company has been served with the Class Action Complaint.  The Company has analyzed the Class Action Complaint and, based on that analysis, has concluded that it is legally deficient and otherwise without merit.  The Company intends to vigorously defend against these claims.

 Also during the year ended December 31, 2017, the Company learned that two derivative complaints (the “Derivative Complaints”) on behalf of the Company have been filed against the Company’s Directors and Chief Executive Officer, President, Corporate Secretary, and Chief Financial Officer, and nominally against the Company, in Nevada state and federal court.  The state court action subsequently was removed to federal court.  The Derivative Complaints allege, inter alia, that the Company’s officers and directors directed the Company to undertake an unlawful scheme to promote its stock.  The Company has been served with the Derivative Complaints.  The Company has analyzed them and, based on its analysis, has concluded that the Derivative Complaints are legally deficient and otherwise without merit.  The Company intends to vigorously defend against these claims.